Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes (Abstract)
Income Taxes
11.	Income Taxes
Under the laws of the Marshall Islands, the country in which the vessel-owning subsidiaries were incorporated, these companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes in the country in which the vessels are registered, which have been included in vessel operating expenses in the accompanying consolidated statements of comprehensive (loss) / income.
Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations thereunder, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the voting power and value of the foreign corporation's stock is “primarily and regularly traded on an established securities market” in the United States and certain other requirements are satisfied (the “Publicly-Traded Test”).
The jurisdictions where the Partnership's vessel-owning subsidiaries are incorporated each grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Partnership's ship-owning subsidiaries. Additionally, our units are only traded on the Nasdaq Global Market, which is considered to be established securities market. We also believe that we satisfy the other requirements of the Publicly-Traded Test. Therefore, we have satisfied the Publicly-Traded Test for the years ended December 31, 2012, 2011 and 2010 and the ship-owning subsidiaries are exempt from United States federal income taxation with respect to U.S.-source shipping income.